UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2021

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Distillate International Fundamental Stability & Value ETF

Ticker: DSTX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Distillate Capital ETFs

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

March 31, 2021 (Unaudited)

Dear Shareholder,

Thank you for your interest and investment in the Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”). The information presented in this semi-annual report covers the period from October 1, 2020 through March 31, 2021 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index (“DSTL Index”), an index conceived by Distillate Capital Partners LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of large capitalization U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund and Individual Stock Performance & Holdings

During the current fiscal period, the DSTL market price was up 22.57% and its Net Asset Value (“NAV”) was up 22.58%. During the current fiscal period, the DSTL Index returned 22.84% compared to 19.07% for the S&P 500® Index, its primary benchmark. The most significant contributions to the Fund’s relative performance versus the S&P 500® Index over the current fiscal period came from not owning Amazon.com, Inc. and not owning Apple, Inc. for most of the period; as well as the Fund’s ownership of United Rentals, Inc., Zebra Technologies Corporation, and Teradyne, Inc. The largest detractors from relative performance versus the S&P 500® Index were the Fund’s holdings of Walmart, Inc., Regeneron Pharmaceuticals, Inc., and Viatris, Inc.; as well as the Fund not owning JPMorgan Chase & Company and Alphabet, Inc.

The Fund holds approximately 100 stocks and is rebalanced each quarter along with the DSTL Index. As of March 31st, 2021, the Fund’s largest five holdings as a percentage of assets were Intel Corporation (2.39%), Johnson & Johnson (2.34%), UnitedHealth Group, Inc. (2.33%), Alphabet, Inc. (2.15%), and Home Depot, Inc. (2.00%). We thank you for your investment in the Distillate U.S. Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
March 31, 2021 (Unaudited) (Continued)

Dear Shareholder,

Thank you for your interest and investment in the Distillate International Fundamental Stability & Value ETF (“DSTX” or the “Fund”). The information presented in this semi-annual report covers the period from December 14, 2020 (the Fund’s inception) through March 31, 2021 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index (“DSTX Index”), an index conceived by Distillate Capital Partners LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of mid- and large-capitalization non-U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

Fund Performance & Holdings

During the current fiscal period, the DSTX market price was up 5.51% and its Net Asset Value (“NAV”) was up 4.82%. During the current fiscal period, the DSTX Index returned 4.88% compared to 6.40% for the Morningstar Global Markets Ex-U.S. Index, its primary benchmark.

The Fund holds approximately 100 stocks and is rebalanced each quarter along with the DSTX Index. As of March 31st, 2021, the Fund’s largest five holdings as a percentage of assets were Alibaba Group (5.20%), Samsung Electronics (4.57%), Roche Holdings (3.32%), Nestle (2.57%), and KDDI Corporation (1.89%). We thank you for your investment in the Distillate International Fundamental Stability & Value ETF.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners LLC

Distillate Capital ETFs

Letters to Shareholders
March 31, 2021 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Distillate International Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 1400 of non-U.S. companies in developed & emerging markets. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Standard & Poor’s 500 (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Morningstar Global Markets ex-US NR Index – This index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 5.

Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF are distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Distillate Capital ETFs

Portfolio Allocations
As of March 31, 2021 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical (a)	28.8%
Technology	21.2
Industrial	20.7
Consumer, Cyclical	14.5
Communications	6.3
Financial	5.3
Basic Materials	2.4
Utilities	0.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

Distillate International Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical (a)	26.6%
Communications	21.1
Industrial	13.0
Technology	11.9
Consumer, Cyclical	11.0
Basic Materials	7.2
Energy	5.3
Financial	2.8
Utilities	0.8
Other Assets in Excess of Liabilities	0.2
Short-Term Investments	0.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Basic Materials — 2.4%
16,267	Celanese Corporation	$2,436,959
21,629	Eastman Chemical Company	2,381,785
15,959	PPG Industries, Inc.	2,397,999
		7,216,743
	Communications — 6.3%
3,184	Alphabet, Inc. - Class A (a)	6,567,064
7,153	Arista Networks, Inc. (a)	2,159,419
16,108	CDW Corporation	2,669,901
116,165	Cisco Systems, Inc.	6,006,892
25,080	GoDaddy, Inc. - Class A (a)	1,946,710
		19,349,986
	Consumer, Cyclical — 14.5%
13,185	Advance Auto Parts, Inc.	2,419,316
1,964	AutoZone, Inc. (a)	2,758,045
10,427	Cummins, Inc.	2,701,740
11,523	Dollar General Corporation	2,334,790
20,341	Dollar Tree, Inc. (a)	2,328,231
21,468	Genuine Parts Company	2,481,486
20,007	Home Depot, Inc.	6,107,137
22,333	Lowe’s Companies, Inc.	4,247,290
5,039	O’Reilly Automotive, Inc. (a)	2,556,033
26,332	PACCAR, Inc.	2,446,769
16,512	Target Corporation	3,270,532
14,552	Tractor Supply Company	2,576,868
43,989	Walmart, Inc.	5,975,026
5,222	WW Grainger, Inc.	2,093,656
		44,296,919
	Consumer, Non-cyclical — 28.8% (b)
16,065	Alexion Pharmaceuticals, Inc. (a)	2,456,499
19,142	Amgen, Inc.	4,762,721
11,017	Anthem, Inc.	3,954,552
10,700	Becton Dickinson and Company	2,601,705
12,474	Biogen, Inc. (a)	3,489,601
23,296	Booz Allen Hamilton Holding Corporation	1,876,027
24,325	Church & Dwight Company, Inc.	2,124,789

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Consumer, Non-cyclical — 28.8% (b) (Continued)
10,643	Clorox Company	$2,052,822
30,718	Colgate-Palmolive Company	2,421,500
8,020	FleetCor Technologies, Inc. (a)	2,154,413
17,314	HCA Healthcare, Inc.	3,260,919
30,389	Henry Schein, Inc. (a)	2,104,134
14,600	Hershey Company	2,309,136
18,549	J.M. Smucker Company	2,347,005
43,453	Johnson & Johnson	7,141,501
18,849	Kimberly-Clark Corporation	2,620,953
77,181	Kroger Company	2,777,744
11,593	Laboratory Corporation of America Holdings (a)	2,956,563
15,484	McKesson Corporation	3,019,999
51,001	Philip Morris International, Inc.	4,525,829
40,538	Procter & Gamble Company	5,490,061
5,654	Regeneron Pharmaceuticals, Inc. (a)	2,675,134
7,528	Thermo Fisher Scientific, Inc.	3,435,629
37,481	Tyson Foods, Inc. - Class A	2,784,838
9,996	United Rentals, Inc. (a)	3,291,783
19,111	UnitedHealth Group, Inc.	7,110,630
154,829	Viatris, Inc. (a)	2,162,961
		87,909,448
	Financial — 5.3%
4,558	BlackRock, Inc.	3,436,550
43,285	Brown & Brown, Inc.	1,978,557
13,858	CME Group, Inc.	2,830,219
22,101	Marsh & McLennan Companies, Inc.	2,691,902
16,135	Nasdaq, Inc.	2,379,267
17,195	T Rowe Price Group, Inc.	2,950,662
		16,267,157
	Industrial — 20.7%
19,091	3M Company	3,678,454
17,266	Allegion plc	2,168,955
17,827	AMETEK, Inc.	2,277,043
21,922	CH Robinson Worldwide, Inc.	2,092,016
29,338	CSX Corporation	2,828,770

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Industrial — 20.7% (Continued)
20,907	Eaton Corporation plc	$2,891,020
21,562	Expeditors International of Washington, Inc.	2,322,012
23,996	Fortune Brands Home & Security, Inc.	2,299,297
17,933	General Dynamics Corporation	3,255,915
15,025	Honeywell International, Inc.	3,261,477
12,373	Illinois Tool Works, Inc.	2,740,867
46,083	Ingersoll Rand, Inc. (a)	2,267,744
9,965	Nordson Corporation	1,979,846
10,650	Norfolk Southern Corporation	2,859,738
9,078	Northrop Grumman Corporation	2,938,004
14,931	Packaging Corporation of America	2,007,921
8,662	Parker-Hannifin Corporation	2,732,255
22,966	Republic Services, Inc.	2,281,672
8,610	Rockwell Automation, Inc.	2,285,438
12,625	Stanley Black & Decker, Inc.	2,520,834
19,180	TE Connectivity, Ltd.	2,476,330
16,194	Union Pacific Corporation	3,569,320
20,664	Waste Management, Inc.	2,666,069
51,721	WestRock Company	2,692,078
		63,093,075
	Technology — 21.2%
13,244	Accenture plc - Class A	3,658,655
27,493	Activision Blizzard, Inc.	2,556,849
16,351	Analog Devices, Inc.	2,535,713
33,014	Applied Materials, Inc.	4,410,670
10,454	Broadcom, Inc.	4,847,102
16,155	Citrix Systems, Inc.	2,267,516
29,323	Cognizant Technology Solutions Corporation - Class A	2,290,713
14,211	Fortinet, Inc. (a)	2,620,793
114,208	Intel Corporation	7,309,312
9,047	KLA Corporation	2,989,129
5,572	Lam Research Corporation	3,316,677
23,703	Maxim Integrated Products, Inc.	2,165,743
31,856	NetApp, Inc.	2,314,976
71,888	Oracle Corporation	5,044,381

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Technology — 21.2% (Continued)
23,922	Paychex, Inc.	$2,344,834
12,947	Qorvo, Inc. (a)	2,365,417
14,205	Skyworks Solutions, Inc.	2,606,333
19,877	Texas Instruments, Inc.	3,756,554
18,656	VMware, Inc. - Class A (a)	2,806,795
5,401	Zebra Technologies Corporation - Class A (a)	2,620,457
		64,828,619
	Utilities — 0.7%
122,267	Vistra Corporation	2,161,681
	TOTAL COMMON STOCKS (Cost $258,109,183)	305,123,628

	SHORT-TERM INVESTMENTS — 0.1%
146,153	First American Government Obligations Fund - Class X, 0.04% (c)	146,153
	TOTAL SHORT-TERM INVESTMENTS (Cost $146,153)	146,153
	TOTAL INVESTMENTS — 100.0% (Cost $258,255,336)	305,269,781
	Other Assets in Excess of Liabilities — 0.0% (d)	111,177
	NET ASSETS — 100.0%	$305,380,958

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of March 31, 2021.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.7%
	Basic Materials — 7.2%
25,931	B2Gold Corporation	$111,763
37,097	Evolution Mining, Ltd.	115,280
12,689	Fortescue Metals Group, Ltd.	193,195
44,640	Grupo Mexico SAB de CV - Series B	235,063
3,884	Kirkland Lake Gold, Ltd.	131,151
6,410	Mondi plc	163,611
29,363	Northern Star Resources, Ltd.	212,014
7,203	SSR Mining, Inc.	102,986
3,792	Wheaton Precious Metals Corporation	144,819
		1,409,882
	Communications — 21.1%
25,700	Advanced Info Service pcl - NVDR	142,686
4,504	Alibaba Group Holding, Ltd. - ADR (a)	1,021,192
17,728	Auto Trader Group plc	135,602
1,481	Autohome, Inc. - ADR	138,133
1,046	Baidu, Inc. - ADR (a)	227,558
2,582	Elisa Oyj	155,190
1,632	JOYY, Inc. - ADR	152,967
12,100	KDDI Corporation	371,760
13,775	LG Uplus Corporation	149,100
3,415	Publicis Groupe SA (a)	208,869
25,700	SoftBank Corporation	334,565
11,740	Telenor ASA	206,982
800,000	Telkom Indonesia Persero Tbk PT	188,365
6,266	Vipshop Holdings, Ltd. - ADR (a)	187,103
3,455	Weibo Corporation - ADR (a)	174,339
1,858	Wolters Kluwer NV	161,856
6,100	ZOZO, Inc.	180,516
		4,136,783
	Consumer, Cyclical — 11.0%
5,620	Alimentation Couche-Tard, Inc. - Class B	181,185
379,100	Astra International Tbk PT	137,677
21,392	B&M European Value Retail SA	155,777
2,175	BRP, Inc.	188,574

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.7% (Continued)
	Consumer, Cyclical — 11.0% (Continued)
4,603	Bunzl plc	$147,527
1,135	Canadian Tire Corporation, Ltd. - Class A	161,041
7,578	Industria de Diseno Textil SA	250,270
1,500	Koito Manufacturing Company, Ltd.	100,724
2,643	Magna International, Inc.	232,746
1,451	Pandora AS (a)	155,832
73,160	Wal-Mart de Mexico SAB de CV	230,809
91,000	Weichai Power Company, Ltd. - H Shares	224,736
		2,166,898
	Consumer, Non-cyclical — 25.6% (b)
6,000	Ajinomoto Company, Inc.	123,014
5,085	Associated British Foods plc	169,430
13,600	Astellas Pharma, Inc.	209,477
61,000	China Feihe, Ltd.	172,617
5,525	Essity AB - Class B	174,885
2,341	HelloFresh SE (a)	174,987
22,500	Hengan International Group Company, Ltd.	147,888
3,955	Hikma Pharmaceuticals plc	124,194
2,600	Kao Corporation	172,071
6,870	Koninklijke Ahold Delhaize NV	191,764
1,600	MEIJI Holdings Company, Ltd.	103,095
1,301	Merck KGaA	222,937
4,517	Nestle SA	505,574
4,831	Novo Nordisk AS - Class B	328,088
2,445	Reckitt Benckiser Group plc	219,200
2,642	Recordati Industria Chimica e Farmaceutica SpA	142,432
2,010	Roche Holding AG	652,345
1,500	Secom Company, Ltd.	126,421
64,000	Shandong Weigao Group Medical Polymer Company, Ltd. - H Shares	126,280
3,000	Shionogi & Company, Ltd.	161,593
166,000	Sino Biopharmaceutical, Ltd.	166,118
6,181	Sonic Healthcare, Ltd.	165,195
574	Sonova Holding AG	152,717

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.7% (Continued)
	Consumer, Non-cyclical — 25.6% (b) (Continued)
1,828	Swedish Match AB	$142,988
3,000	Yakult Honsha Company, Ltd.	152,036
		5,027,346
	Energy — 5.3%
6,345	Aker BP ASA	180,471
9,023	Cosan SA - ADR	145,721
1,812	DCC plc	157,250
186,000	Kunlun Energy Company, Ltd.	195,463
5,605	Lundin Energy AB	176,453
9,895	Tourmaline Oil Corporation	188,319
		1,043,677
	Financial — 2.8%
8,939	FinecoBank Banca Fineco SpA	146,611
6,987	Hargreaves Lansdown plc	148,599
1,466	London Stock Exchange Group plc	140,370
3,191	Magellan Financial Group, Ltd.	109,782
		545,362
	Industrial — 13.0%
5,590	Alfa Laval AB	169,310
38,000	Anhui Conch Cement Company, Ltd. - H Shares (a)	247,078
6,811	Assa Abloy AB - Class B	196,134
43,277	Aurizon Holdings, Ltd.	128,552
19,000	Catcher Technology Company, Ltd.	140,837
1,388,000	China Tower Corporation, Ltd. - H Shares	205,314
29,794	DS Smith plc	167,591
837	Hyundai Glovis Company, Ltd.	138,668
1,873	Legrand SA	174,609
843	LG Innotek Company, Ltd.	153,069
6,000	MINEBEA MITSUMI, Inc.	153,611
3,000	Otsuka Corporation	140,633
1,692	Schneider Electric SE	259,015
123,400	Sri Trang Gloves Thailand pcl - NVDR	161,901
32,900	Zhuzhou CRRC Times Electric Company, Ltd. - H Shares	122,723
		2,559,045

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
March 31, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.7% (Continued)
	Technology — 11.9%
1,617	Atos SE (a)	$126,418
1,210	Capgemini SE	206,348
2,145	CGI, Inc. (a)	178,652
2,476	Dialog Semiconductor plc (a)	186,882
12,708	Infosys, Ltd. - ADR	237,894
1,949	NetEase, Inc. - ADR	201,254
3,340	Open Text Corporation	159,234
17,969	Sage Group plc	151,923
492	Samsung Electronics Company, Ltd. - GDR	897,408
		2,346,013
	Utilities — 0.8%
90,000	Guangdong Investment, Ltd.	146,557
	TOTAL COMMON STOCKS (Cost $19,325,132)	19,381,563

	PREFERRED STOCKS — 1.0%
	Consumer, Non-cyclical — 1.0%
1,783	Henkel AG & Company KGaA	200,879
	TOTAL PREFERRED STOCKS (Cost $192,307)	200,879

	SHORT-TERM INVESTMENTS — 0.1%
21,384	First American Government Obligations Fund - Class X, 0.04% (c)	21,384
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,384)	21,384
	TOTAL INVESTMENTS — 99.8% (Cost $19,538,823)	19,603,826
	Other Assets in Excess of Liabilities — 0.2%	35,061
	NET ASSETS — 100.0%	$19,638,887

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
March 31, 2021 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
ASSETS
Investments in securities, at value*	$305,269,781	$19,603,826
Receivable for capital shares sold	1,977,277	—
Dividends and interest receivable	198,053	43,639
Cash	52	—
Total assets	307,445,163	19,647,465

LIABILITIES
Payable for securities purchased	1,972,114	—
Management fees payable	92,091	8,578
Total liabilities	2,064,205	8,578

NET ASSETS	$305,380,958	$19,638,887

Net Assets Consist of:
Paid-in capital	$247,807,140	$19,472,093
Total distributable earnings (accumulated deficit)	57,573,818	166,794
Net assets	$305,380,958	$19,638,887

Net Asset Value:
Net Assets	$305,380,958	$19,638,887
Shares outstanding^	7,725,000	750,000
Net asset value, offering and redemption price per share	$39.53	$26.19
* Identified Cost
Investments in securities	$258,255,336	$19,538,823

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Operations
For the Period Ended March 31, 2021 (Unaudited)

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF (1)
INCOME
Dividends (2)	$1,793,727	$102,821
Interest	37	2
Total investment income	1,793,764	102,823

EXPENSES
Management fees	436,275	23,537
Total expenses	436,275	23,537
Net investment income (loss)	1,357,489	79,286

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	13,770,395	71,569
Foreign currency	—	(2,080)
Change in unrealized appreciation (depreciation) on:
Investments	30,831,364	65,003
Foreign currency	—	(225)
Net realized and unrealized gain (loss) on investments and foreign currency	44,601,759	134,267
Net increase (decrease) in net assets resulting from operations	$45,959,248	$213,553

(1)	Fund commenced operations on December 14, 2020. The information presented is for the period from December 14, 2020 to March 31, 2021.
(2)	Net of foreign taxes withheld of $0 and $10,447, respectively.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Six-Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
OPERATIONS
Net investment income (loss)	$1,357,489	$1,338,277
Net realized gain (loss) on investments	13,770,395	2,097,506
Change in unrealized appreciation (depreciation) on investments	30,831,364	14,033,637
Net increase (decrease) in net assets resulting from operations	45,959,248	17,469,420

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,488,162)	(579,630)
Total distributions to shareholders	(2,488,162)	(579,630)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	145,624,017	142,477,613
Payments for shares redeemed	(63,069,350)	(23,886,358)
Net increase (decrease) in net assets derived from capital share transactions (a)	82,554,667	118,591,255
Net increase (decrease) in net assets	$126,025,753	$135,481,045

NET ASSETS
Beginning of period/year	$179,355,205	$43,874,160
End of period/year	$305,380,958	$179,355,205

(a)	A summary of capital shares transactions is as follows:

	Shares	Shares
Subscriptions	4,025,000	4,725,000
Redemptions	(1,800,000)	(800,000)
Net increase (decrease)	2,225,000	3,925,000

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Statements of Changes in Net Assets

Period Ended March 31, 2021* (Unaudited)
OPERATIONS
Net investment income (loss)	$79,286
Net realized gain (loss) on investments and foreign currency	69,489
Change in unrealized appreciation (depreciation) on investments and foreign currency	64,778
Net increase (decrease) in net assets resulting from operations	213,553

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(46,759)
Total distributions to shareholders	(46,759)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,793,000
Transaction Fees (Note 6)	623
Payments for shares redeemed	(1,321,530)
Net increase (decrease) in net assets derived from capital share transactions (a)	19,472,093
Net increase (decrease) in net assets	$19,638,887

NET ASSETS
Beginning of period	$—
End of period	$19,638,887

(a)	A summary of capital shares transactions is as follows:

Shares
Subscriptions	800,000
Redemptions	(50,000)
Net increase (decrease)	750,000

*	Fund commenced operations on December 14, 2020. The information presented is for the period from December 14, 2020 to March 31, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Period Ended September 30, 2019 (1)
Net Asset value, beginning of period/year	$32.61		$27.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22		0.44	0.38
Net realized and unrealized gain (loss) on investments	7.11		4.61	2.58
Total from investment operations	7.33		5.05	2.96

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.41)		(0.30)	(0.10)
Total distributions	(0.41)		(0.30)	(0.10)

Net asset value, end of period/year	$39.53		$32.61	$27.86

Total return	22.58	%(3)	18.20%	11.93	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$305,381		$179,355	$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(4)	0.39%	0.39	%(4)
Net investment income (loss) to average net assets	1.21	%(4)	1.45%	1.55	%(4)
Portfolio turnover rate (5)	26	%(3)	58%	69	%(3)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended March 31, 2021 (1) (Unaudited)
Net Asset value, beginning of period	$25.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.07
Total from investment operations	1.21

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.07)
Total distributions	(0.07)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.00	(6)

Net asset value, end of period	$26.19

Total return	4.82	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$19,639

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(4)
Net investment income (loss) to average net assets	1.85	%(4)
Portfolio turnover rate (5)	6	%(3)

(1)	Commencement of operations on December 14, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Notes to Financial Statements

March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF is a diversified series and Distillate International Fundamental Stability & Value ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of the ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Distillate U.S. Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index. The investment objective of the Distillate International Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index. Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018, and Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020.

The end of the reporting period for the Funds is March 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal period ended March 31, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ACS”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Distillate U.S. Fundamental Stability & Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$305,123,628	$—	$—	$305,123,628
Short-Term Investments	146,153	—	—	146,153
Total Investments in Securities	$305,269,781	$—	$—	$305,269,781

Distillate International Fundamental Stability & Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,381,563	$—	$—	$19,381,563
Preferred Stocks	200,879	—	—	200,879
Short-Term Investments	21,384	—	—	21,384
Total Investments in Securities	$19,603,826	$—	$—	$19,603,826

^	See Schedule of Investments for breakout of investments by sector classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Distillate U.S. Fundamental Stability & Value ETF	$(4,675,906)	$4,675,906
Distillate International Fundamental Stability & Value ETF	N/A	N/A

During the fiscal year ended September 30, 2020, the Distillate U.S. Fundamental Stability & Value ETF realized $4,675,906 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, and the Distillate International Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.55% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follow:

	Purchases	Sales
Distillate U.S. Fundamental Stability & Value ETF	$58,852,946	$59,920,980
Distillate International Fundamental Stability & Value ETF	1,089,798	898,377

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate U.S. Fundamental Stability & Value ETF	$145,385,651	$63,057,515
Distillate International Fundamental Stability & Value ETF	20,551,146	1,294,872

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2020 were as follows:

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
Tax cost of investments	$164,395,826	N/A
Gross tax unrealized appreciation	19,997,434	N/A
Gross tax unrealized depreciation	(4,731,330)	N/A
Net tax unrealized appreciation (depreciation)	15,266,104	N/A
Undistributed ordinary income	1,126,142	N/A
Undistributed long-term capital gain	—	N/A
Other accumulated gain (loss)	(2,289,514)	N/A
Distributable earnings (accumulated deficit)	$14,102,732	N/A

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2020, the Distillate U.S. Fundamental Stability & Value ETF did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2020, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Distillate U.S. Fundamental Stability & Value ETF	$2,152,341	$137,173
Distillate International Fundamental Stability & Value ETF	N/A	N/A

The tax character of distributions paid by the Funds during the year/period ended September 30, 2020 and September 30, 2019 were as follows:

	Year Ended September 30, 2020	Period Ended September 30, 2019
Distillate U.S. Fundamental Stability & Value ETF	$579,630	$73,994
Distillate International Fundamental Stability & Value ETF	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for the Distillate U.S. Fundamental Stability & Value ETF, and 50,000 shares for the Distillate International Fundamental Stability & Value ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited) (Continued)

process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Distillate U.S. Fundamental Stability & Value ETF is $250, payable to the Custodian. The standard fixed transaction fee for the Distillate International Fundamental Stability & Value ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Distillate Capital ETFs

Expense Examples

For the Period Ended March 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Distillate Capital ETFs

Expense ExampleS

For the Period Ended March 31, 2021 (Unaudited) (Continued)

Distillate U.S. Fundamental Stability & Value ETF
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,225.80	$2.16
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.99	$1.97

Distillate International Fundamental Stability & Value ETF
	Beginning Account Value December 14, 2020(2)	Ending Account Value March 31, 2021	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,048.20	$1.65(3)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.19	$2.77(4)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

(2)	Fund commencement.
(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the period, multiplied by 107/365, to reflect the current fiscal period.

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

Distillate Capital ETFs

Approval of Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 7, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners (the “Adviser”) and the Trust, on behalf of the Distillate International Fundamental Stability & Value ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund’s strategy; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as

Distillate Capital ETFs

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

the Board’s experience with the Adviser as the investment adviser to another series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Foreign Large Blend ETFs as reported by Morningstar (the “Category Peer Groups”). The Board noted that the proposed expense ratio for the Fund was higher than the median for the Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board also noted that the Category Peer Group included significantly larger, low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board further noted that the Fund’s proposed expense ratio was in line with the median expense ratio for the Fund’s most direct competitors that were international funds that seek to deliver returns in excess of broad international-focused equity indexes, as identified by the Adviser (the “Selected Peer Group). The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship

Distillate Capital ETFs

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-

Distillate Capital ETFs

Approval of Advisory Agreements & Board Consideration

(Unaudited) (Continued)

Adviser and they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that the Fund is designed to track the performance of an index. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Sub-Adviser’s services, including whether Fund’s performance exhibited significant tracking error.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to VIA for its services to the Fund. The Board considered the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with the Fund, taking into account an analysis of VIA’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Distillate Capital ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Distillate Capital ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100%
Distillate International Fundamental Stability & Value ETF	N/A

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100%
Distillate International Fundamental Stability & Value ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate U.S. Fundamental Stability & Value ETF	0.00%
Distillate International Fundamental Stability & Value ETF	N/A

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

Distillate Capital ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

(This Page Intentionally Left Blank.)

Adviser and Index Provider

Distillate Capital Partners, LLC
53 West Jackson Blvd, Suite 530
Chicago, Illinois 60604

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Distillate International Fundamental Stability & Value ETF

Symbol – DSTX
CUSIP – 26922B501

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	6/3/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	6/3/2021

*	Print the name and title of each signing officer under his or her signature.